Document and Entity Information	Dec. 30, 2025
Cover [Abstract]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Dec. 30, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	333-290446
Entity Registrant Name	ATAI LIFE SCIENCES LUXEMBOURG S.A.
Entity Central Index Key	0002081043
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Prof. J.H. Bavincklaan 7
Entity Address, City or Town	Amstelveen
Entity Address, Country	NL
Entity Address, Postal Zip Code	1183 AT
City Area Code	332
Local Phone Number	282-0507
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	ATAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false